Profit on disposal of intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Profit on disposal of intangible assets
Profit on disposal of registrations	£ 18,971	£ 4,601	£ 15,664
Player loan income	2,964	2,780	2,720
Total profit on disposal of intangible assets	£ 21,935	£ 7,381	£ 18,384